License and Supply Agreements (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2017
Upfront non-refundable amount, received				$ 15,000
Deferred revenue, current	$ 725	$ 386
Deferred revenue, non-current	704	1,723
NanoCarrier Co., Ltd [Member] | License Agreement [Member]
Deferred revenue	1,400
Deferred revenue, current	700
Deferred revenue, non-current	700
License [Member]
Revenue recognized	$ 900	$ 600	$ 600
Minimum [Member]
Development or commercial milestone payment to be achieved				$ 100,000